Investments (Details 31) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Loans on Real Estate [Line Items]
Evaluated individually for credit losses	$ 268	$ 279
Evaluated collectively for credit losses	53,990	52,521
Total mortgage loans	54,258	52,800
Specific credit losses	105	88
Non-specifically identified credit losses	376	576
Valuation allowances	481	664	721	304
Mortgage loan, net of valuation allowance	53,777	52,136
Commercial mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Evaluated individually for credit losses	96	120
Evaluated collectively for credit losses	40,344	37,698
Total mortgage loans	40,440	37,818
Specific credit losses	59	36
Non-specifically identified credit losses	339	526
Valuation allowances	398	562	589	232
Mortgage loan, net of valuation allowance	40,042	37,256
Agricultural mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Evaluated individually for credit losses	159	146
Evaluated collectively for credit losses	12,970	12,605
Total mortgage loans	13,129	12,751
Specific credit losses	45	52
Non-specifically identified credit losses	36	36
Valuation allowances	81	88	115	61
Mortgage loan, net of valuation allowance	13,048	12,663
Residential mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Evaluated individually for credit losses	13	13
Evaluated collectively for credit losses	676	2,218
Total mortgage loans	689	2,231
Specific credit losses	1	0
Non-specifically identified credit losses	1	14
Valuation allowances	2	14	17	11
Mortgage loan, net of valuation allowance	$ 687	$ 2,217